Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ₪ / shares shares
Common stock par or stated value per share | $ / shares	$ 0		$ 0
Common stock, shares authorized	700,000,000	700,000,000	95,709,724	95,709,724
Common stock, shares issued	97,122,405	97,122,405	10,795,372	10,795,372
Common stock, shares outstanding	97,122,405	97,122,405	10,795,372	10,795,372
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	38,000,000	38,000,000
Temporary equity shares issued	0	0	32,901,384	32,901,384
Temporary equity shares outstanding	0	0	32,901,384	32,901,384
Series B One Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	11,000,000	11,000,000
Temporary equity shares issued	0	0	9,957,400	9,957,400
Temporary equity shares outstanding	0	0	9,957,400	9,957,400
Series B Two Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	19,000,000	19,000,000
Temporary equity shares issued	0	0	18,670,270	18,670,270
Temporary equity shares outstanding	0	0	18,670,270	18,670,270
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	9,425,000	9,425,000
Temporary equity shares issued	0	0	9,424,938	9,424,938
Temporary equity shares outstanding	0	0	9,424,938	9,424,938
Series D Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	19,313,650	19,313,650
Temporary equity shares issued	0	0	19,313,646	19,313,646
Temporary equity shares outstanding	0	0	19,313,646	19,313,646
Series E Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | ₪ / shares		₪ 0.01		₪ 0.01
Temporary equity shares authorized	0	0	11,205,179	11,205,179
Temporary equity shares issued	0	0	11,080,674	11,080,674
Temporary equity shares outstanding	0	0	11,080,674	11,080,674
Forfeiture Shares [Member]
Common stock par or stated value per share | $ / shares	$ 0		$ 0
Common stock, shares authorized	1,006,250	1,006,250	0	0
Common stock, shares issued	1,006,250	1,006,250	0	0
Common stock, shares outstanding	1,006,250	1,006,250	0	0